Statutory Reserve (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Statutory Reserve (Textual)
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Statutory reserve	$ 6,621,063	$ 6,621,063